As filed with the Securities and Exchange Commission
                              on February 26, 2001
                           Registration No. 333-49224

===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 _______
                    Pre-Effective Amendment No. ____ _______
                        Post-Effective Amendment No. 1 X
                                   ----- ----
                        (Check appropriate box or boxes)
                            ------------------------

                Exact Name of Registrant as Specified in Charter:

                             WELLS FARGO FUNDS TRUST

                 Area Code and Telephone Number: (800) 222-8222

           Address of Principal Executive Offices, including Zip Code:
                                525 Market Street
                             San Francisco, CA 94163
                           --------------------------

                     Name and Address of Agent for Service:

                              C. David Messman, Esq.
                              Wells Fargo Bank, NA
                                633 Folsom Street
                             San Francisco, CA 94107

                                 With a copy to:

Robert M. Kurucza, Esq.                   Thomas H. Duncan, Esq.
Marco E. Adelfio, Esq.                    Ballard Spahr Andrews & Ingersoll, LLP
Morrison & Foerster LLP                   1225 17th Street, Suite 2300
2000 Pennsylvania Ave., N.W.              Denver, CO 80202
Washington, DC 20006



         It is proposed that this filing will become effective immediately pursuant to Rule 485(b).

                                EXPLANATORY NOTE


         This Post-Effective Amendment Number 1 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") filed on Form N-14 hereby incorporates Part A by reference to the Trust's filing pursuant to Rule 497 of the Securities Act of 1933 on January 4, 2001, and Parts B and C by reference to the Trust's Pre-Effective Amendment No. 4 filed under the Securities Act of 1933 on December 29, 2000. This Post-Effective Amendment is being filed to add certain exhibits in Part C of the Registration Statement.

                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION.

Incorporated by reference to Item 15 of the Trust's Registration Statement on Form N-14, filed November 3, 2000 (File Nos. 333-49224; 811-09253)

Item 16. EXHIBITS.

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).


     Exhibit Number           Description

          (1)                 Amended and Restated Declaration of Trust dated August 19, 1999, is incorporated by reference to Post-Effective Amendment No. 8 to the
                              Registration Statement, filed on December 17, 1999.

          (2)                 Not applicable

          (3)                 Not Applicable.

          (4)                 Agreement and Plan of Reorganization.  Filed herewith.

          (5)                 Not Applicable.

         (6)(a)               Investment Advisory Agreement between the Registrant and Wells Fargo Bank,
                              N.A., dated November 8, 1999, is incorporated by reference to Post-Effective
                              Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

         (6)(b)               Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and
                              Barclays Global Fund Advisors, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement,
                              filed on October 30, 2000.

         (6)(c)               Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and
                              Dresdner RCM Global Investors LLC, dated July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement,
                              filed on October 30, 2000.

         (6)(d)               Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and
                              Galliard Capital Management, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement,
                              filed on October 30, 2000.

         (6)(e)               Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and
                              Peregrine Capital Management, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration
                              Statement, filed on October 30, 2000.

         (6)(f)               Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and
                              Schroder Investment Management North America, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the
                              Registration Statement, filed on October 30, 2000.

         (6)(g)               Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and
                              Smith Asset Management Group, L.P., dated November 8, 1999 as amended July
                              25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

         (6)(h)               Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and
                              Wells Capital Management Incorporated, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the
                              Registration Statement, filed on October 30, 2000.

          (7)                 Distribution Agreement with Stephens Inc. and form of Selling Agreement, is incorporated by reference to Post-Effective Amendment No. 16 to the
                              Registration Statement, filed on October 30, 2000.

          (8)                 Not Applicable.

         (9)(a)               Custody Agreement between Registrant and Wells Fargo Bank Minnesota, N.A.
                              dated November 8, 1999, as amended July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement,
                              filed on October 30, 2000.

         (9)(b)               Custody Agreement between  Registrant and Barclays Global  Investors,   dated  November  8,  1999
                              as amended  July  25,  2000,   is   incorporated   by reference to  Post-Effective  Amendment  No. 16
                              to the Registration  Statement,  filed on October 30, 2000.

          (10)                Distribution  Plan adopted under Rule 12b-1 of the 1940 Act, dated November 8, 1999, is  incorporated by reference to Post-Effective Amendment No. 16 to the Registration  Statement,  filed on October 30,
                              2000.

          (11)                Opinion and Consent of Counsel - Morrison & Foerster LLP, is incorporated by reference to Exhibit 11 of  Item 16 of the Trust's Registration Statement on
                              Form N-14, filed November 3, 2000 (File Nos. 333-49224; 811-09253), filed
                              November 3, 2000 (Accession Number 0000929624-00-001518).

          (12)                Opinion of Morrison & Foerster LLP.  Filed herewith.

        (13)(a)               Fee and Expense Agreement between Registrant and Wells Fargo Bank, N.A. dated
                              July 25, 2000, is incorporated by reference to Post-Effective Amendment No.
                              16 to the Registration Statement, filed on October 30, 2000.

         13(b)                Administration Agreement between Registrant and Wells Fargo Bank, N.A., dated
                              November 8, 1999, is incorporated by reference to Post-Effective Amendment
                              No. 16 to the Registration Statement, filed on October 30, 2000.

         13(c)                Transfer Agency and Service Agreement between Registrant and Boston Financial
                              Data Services, Inc., dated November 8, 1999, is incorporated by reference to
                              Post-Effective Amendment No. 16 to the Registration Statement, filed on
                              October 30, 2000.

        (14)(a)               Consent of  Independent  Auditors  of Wells  Fargo Funds  Trust,   KPMG  LLP,  is   incorporated   by
                              reference  to  Exhibit  14(a)  of  Item  16 of the Trust's  Pre-Effective  Amendment  Number 4 to the
                              Registration   Statement   on  Form  N-14,   filed December 29, 2000.

        (14)(b)               Consent of Independent Auditors of The Achievement Funds   Trust  -   Deloitte  &  Touche   LLP,   is
                              incorporated by reference to Exhibit 14(b) of Item 16 of the Trust's Pre-Effective Amendment Number 4
                              to the Registration  Statement on Form N-14, filed December 29, 2000.

          (15)                Not Applicable.

          (16)                Powers of Attorney are incorporated by reference to Exhibit 16 of Item 16 of the Trust's Registration Statement on Form N-14, filed November 3, 2000
                              (Accession No. 000929624-00-001518).

          (17)                Form of Proxy Ballot is incorporated by reference to Exhibit 16 of Item 16 of the Trust's Registration Statement on Form N-14, filed November 3, 2000
                              (Accession No. 000929624-00-001518).


ITEM 17. UNDERTAKINGS.

(1) Wells Fargo Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 26th day of February, 2001.

                                                     WELLS FARGO FUNDS TRUST


                             By:  /s/ Christopher Bellonzi
                             --------------------------------------------
                                  Christopher Bellonzi
                                  Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 26th day of February, 2001.


         SIGNATURES                                  TITLE

                                    President and/or Principal Executive Officer
-------------------------------
Michael J. Hogan*

                                    Treasurer and/or Principal Financial Officer
-------------------------------
Karla M. Rabusch*

A Majority of the Trustees*

Robert C. Brown                                         Trustee
Thomas S. Goho                                          Trustee
Peter G. Gordon                                         Trustee
W. Rodney Hughes                                        Trustee
J. Tucker Morse                                         Trustee
Timothy J. Penny                                        Trustee
Donald C. Willeke                                       Trustee



*By:  /s/ Christopher Bellonzi
       Christopher Bellonzi
       (Attorney-in-Fact)

                             WELLS FARGO FUNDS TRUST
                               N-14 Exhibit Index


      Exhibit Number      Description

          4               Agreement and Plan of Reorganization.  Filed herewith.

          12              Opinion of Morrison & Foerster LLP.  Filed herewith.

                                   EXHIBIT (4)






                             WELLS FARGO FUNDS TRUST

                                       AND

                           THE ACHIEVEMENT FUNDS TRUST







                                  AGREEMENT AND

                                     PLAN OF

                                 REORGANIZATION
















                          Dated as of November 15, 2000

         This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this 15th day of November, 2000, by and between Wells Fargo Funds Trust ("Wells Fargo Funds"), a Delaware business trust, for itself and on behalf of its series listed in the Acquiring Funds column below (each an "Acquiring Fund") and The Achievement Funds Trust ("Achievement Funds"), a Massachusetts business trust, for itself and on behalf of its series listed in the Target Funds column below (each a "Target Fund").

-------------------------------------------------------------- -----------------------------------------------------------
                        Target Funds                                                Acquiring Funds
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
     Equity Fund                                                    Growth Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
     Balanced Fund                                                  Asset Allocation Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
     Municipal Bond Fund                                            National Tax-Free Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
     Idaho Municipal Bond Fund                                      National Tax-Free Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
     Intermediate Term Bond Fund                                    Income Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
     Short Term Bond Fund                                           Stable Income Fund
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

        WHEREAS,   Wells  Fargo  Funds  and  Achievement   Funds  are  open-end
management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

         WHEREAS, the parties desire that each Acquiring Fund acquire the assets and assume the liabilities of the Target Fund listed opposite the Acquiring Fund ("Corresponding Target") in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Corresponding Target in connection with the liquidation and termination of the Corresponding Target (each transaction between an Acquiring Fund and its Corresponding Target, a "Reorganization"); and

         WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its Corresponding Target be a "party to a reorganization," within the meaning of
Section 368(b) of the Code, with respect to that Reorganization;

         NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1.   Definitions.
----------------

                  The following terms shall have the following meanings:

1933 Act............................    The Securities Act of 1933, as amended.

1934 Act............................    The Securities Exchange Act of 1934, as amended.

Acquiring Class................         The  class  of an Acquiring Fund's shares that Wells Fargo
                                        Funds will issue to the  shareholders of the  Corresponding  Target  Class as set forth in the Corresponding Classes Table in Schedule A.

Acquiring Fund Financial                The audited financial statements of each Acquiring Fund for its most
Statements......................        recently completed fiscal year and, if applicable, the unaudited financial statements of each Acquiring Fund for its most recently completed semi-annual period.

Assets..............................    All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a Fund, whether or not determinable at the appropriate Effective Time and wherever located.  Assets include all cash, cash equivalents, securities, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by a Fund and any deferred or prepaid expense shown as an asset on the
                                        Target Fund's books.

Assets List.........................    A list of securities and other Assets and Known Liabilities of or attributable to a Target Fund as of the date provided to Wells Fargo Funds.

Closing Date........................    February 23, 2001, or such other dates as the parties may agree to in writing with respect to a Reorganization.

Corresponding Target Class..            The Target share class set forth opposite an Acquiring Class in the
                                        Corresponding Classes Table on Schedule A.

Effective Time......................    9:00 a.m. Eastern Time on the business day following the Closing Date of a
                                        Reorganization, or such other time and date as the parties may agree to in writing.

Fund................................    An Acquiring Fund or a Target Fund.

Holding Company Merger Date.........    The date of the  closing of the  acquisition
                                        of First  Security  Corporation by Wells
                                        Fargo & Company.

HSR Act.............................    The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.

Know, Known or Knowledge............    Known after reasonable inquiry.

Liabilities.........................    All liabilities of, allocated or attributable to, a Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

N-14 Registration Statement.........    The Registration Statement of Wells Fargo Funds on Form N-14 under the 1940
                                        Act that will register the shares of the Acquiring Funds to be issued in the
                                        Reorganizations and will include the proxy materials necessary for the shareholders of the Corresponding Target Funds to approve the
                                        Reorganizations.

Material Agreements.................    The agreements set forth in Schedule B, as may be amended from time to time.

Reorganization Documents............    Such bills of sale, assignments, and other instruments of transfer as Wells
                                        Fargo Funds or Achievement Funds deems desirable for a Target Fund to transfer to an Acquiring Fund all right and title to and interest in the
                                        Corresponding Target Fund's Assets and Liabilities and for the Acquiring
                                        Fund to assume the Corresponding Target Fund's Assets and Liabilities.

Schedule A..........................    Schedule A to this Plan.

Schedule B..........................    Schedule B to this Plan, as may be amended from time to time.


Target Financial Statements.........    The audited  financial  statements  of  each Target   Fund  for  its  most   recently
                                        completed    fiscal    year   and,    if applicable,   the  unaudited   financial
                                        statements  of each  Target Fund for its most  recently   completed   semi-annual
                                        period.

Valuation Time......................    The time on a Reorganization's Closing Date, the business day immediately preceding the Closing Date if the Closing Date is not a business day or such other time as the parties may agree to in writing, that Wells Fargo Funds determines the net asset value of the shares of the Acquiring Fund and
                                        Achievement Funds determines the net value of the Assets of or attributable to the Corresponding Target Fund.  Unless otherwise agreed to in writing, the Valuation Time of a Reorganization shall be at the time of day then set forth in the Acquiring Fund's and Target Fund's Registration Statement on
                                        Form N-1A as the time of day at which net asset value is calculated.

         2.     Regulatory Filings and Shareholder Action.
                -----------------------------------------

                (a) Wells Fargo Funds shall promptly prepare and file the N-14 Registration Statement with the SEC. Wells Fargo Funds also shall make any other required filings including, without limitation, filings with state or foreign securities regulatory authorities.

                (b)  Achievement   Funds  shall  assist  Wells  Fargo  Funds  in
preparing the N-14 Registration Statement. Achievement Funds also shall make any other filings required of it.

                (c) The parties shall seek an order of the SEC, if appropriate, providing them with any necessary relief from the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

                (d) As soon as practicable after the effective date of the N-14 Registration Statement, Achievement Funds shall hold Target Fund shareholder meetings to consider and approve this Plan, the Reorganizations and such other matters as the Board of Trustees of Achievement Funds may determine.

         3. Transfer of Target Fund Assets. Achievement Funds and Wells Fargo Funds shall take the following steps with respect to each Reorganization:

                (a) On or prior to the Closing Date, Achievement Funds shall endeavor to pay or make reasonable provision to pay out of the Target Fund's Assets all of the Liabilities, expenses, costs and charges of or attributable to the Target Fund that are Known to Achievement Funds and that are due and payable as of the Closing Date.

                (b) At the Effective Time, Achievement Funds shall assign, transfer, deliver and convey all of the Target Fund's Assets to the Acquiring Fund. Wells Fargo Funds shall then accept the Target Fund's Assets and assume the Target Fund's Liabilities such that at and after the Effective Time (i) all of the Target Fund's Assets at or after the Effective Time shall become and be the Assets of the Acquiring Fund and (ii) all of the Target Fund's Liabilities at the Effective Time shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

                (c) Within a reasonable time prior to the Closing Date (but in no event until after the Holding Company Merger Date), Achievement Funds shall provide, if requested, the Target Fund's Assets List to Wells Fargo Funds. The parties agree that the Target Fund may sell any asset on the Assets List prior to the Target Fund's Effective Time. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, Wells Fargo Funds will advise Achievement Funds in writing of any investments shown on the Assets List that Wells Fargo Funds has reasonably determined to be impermissible or inconsistent with the fundamental investment objective, policies and restrictions of the Acquiring Fund. Upon request of Wells Fargo Funds, Achievement Funds will seek to dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Target Fund's investment objectives, policies and restrictions. In addition, if Wells Fargo Funds determines that, as a result of the Reorganization, the Acquiring Fund would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Fund, Wells Fargo Funds will advise Achievement Funds in writing of any such limitation and Achievement Funds shall seek to dispose of a sufficient amount of such investment as may be necessary to avoid exceeding the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Target Fund's investment objectives, policies and restrictions.

                (d) Achievement Funds shall assign, transfer, deliver and convey
each  Target  Fund's  Assets  to  the   corresponding   Acquiring  Fund  at  the
Reorganization's Effective Time on the following bases:

                      (1) In exchange for the transfer of the Assets, Wells Fargo Funds shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. Wells Fargo Funds shall determine the number of shares of each Acquiring Class to issue by dividing the net value of the Assets attributable to the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, Wells Fargo Funds shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the net value of the Assets of the Corresponding Target Class.

                      (2) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the net value of the Assets to be conveyed, as of the Valuation Time substantially in accordance with Wells Fargo Funds current valuation procedures, a copy of which has been furnished to Achievement Funds. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

                      (3) Achievement Funds shall cause its custodian to transfer the Target Fund's Assets with good and marketable title to the custodian for the account of the corresponding Acquiring Fund. Achievement Funds shall cause its custodian to transfer all cash in the form of immediately available funds payable to the order of the Wells Fargo Funds custodian for the account of the Acquiring Fund. Achievement Funds shall cause its custodian to transfer any Assets that were not transferred to the corresponding Acquiring Fund's custodian at the Effective Time to the corresponding Acquiring Fund's custodian at the earliest practicable date thereafter.

                (e) Promptly after the Closing Date, Achievement Funds will deliver to Wells Fargo Funds a Statement of Assets and Liabilities of each Target Fund as of the Closing Date.

         4. Liquidation and Termination of Target Funds, Registration of Shares and Access to Records. Achievement Funds and Wells Fargo Funds also shall take the following steps for each Reorganization:

                (a) At or as soon as reasonably practical after the Effective Time, Achievement Funds shall dissolve and liquidate the Target Fund in accordance with applicable law and its Master Trust Agreement by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each shareholder also shall have the right to receive any unpaid dividends or other distributions that Achievement Funds declared with respect to the shareholder's Corresponding Target Class shares before the Effective Time. Wells Fargo Funds shall record on its books the ownership by the shareholders of the respective Acquiring Fund shares; Achievement Funds shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each Corresponding Target Class. Wells Fargo Funds shall issue certificates representing the Acquiring Fund shares only if it is in accordance with the then current Acquiring Fund's Declaration of Trust or prospectus; provided, however, that Wells Fargo Funds shall not issue certificates representing Acquiring Fund shares to replace certificates representing Target Fund shares unless the Target Fund share certificates are first surrendered to Wells Fargo Funds. Achievement Funds shall wind up the affairs of the Target Fund and shall take all steps as are necessary and proper to terminate its existence as a Massachusetts business trust as soon as is reasonably possible after the Effective Time and in accordance with all applicable laws and regulations. The winding-up of the affairs of a Target Fund shall not cause the affairs of any other Target Fund to wind-up.

                (b) If a former Target Fund shareholder requests a change in the registration of the shareholder's Acquiring Fund shares to a person other than the shareholder, Wells Fargo Funds shall require the shareholder to (i) furnish Wells Fargo Funds an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer;
(ii) if any of the shares are outstanding in certificated form, deliver to Wells Fargo Funds the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of Wells Fargo Funds that such tax has been paid or does not apply.

                (c) At and after the Closing Date, Achievement Funds shall provide Wells Fargo Funds and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Target Fund shareholders and the number and percentage ownership of the outstanding shares of the Corresponding Target Classes owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Prior to the Closing Date, Achievement Funds shall direct each of its service providers that maintain records with respect to a Target Fund as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act to continue to preserve and maintain such records as required by such Section and Rules, unless Wells Fargo Funds direct that such records be delivered to Wells Fargo Funds or a service provider to the Wells Fargo Funds. As soon as practicable following the Reorganization with respect to a Target Fund, Achievement Funds shall deliver all books and records with respect to the Target Fund in its possession to Wells Fargo and Wells Fargo shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with
Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

         5. Certain Representations, Warranties and Agreements of Achievement Funds. Achievement Funds, on behalf of itself and, as appropriate, the Target Funds, represents and warrants to, and agrees with, Wells Fargo Funds as follows:

                (a) Achievement Funds is a business trust duly created, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Board of Trustees of Achievement Funds duly established and designated each Target Fund as a series of Achievement Funds and each class of a Target Fund as a class of the Target Fund. Achievement Funds is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

                (b) Achievement Funds has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

                (c) The Board of Trustees of Achievement Funds has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Achievement Funds have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, bankruptcy reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referred to in Section 2, the consummation of the transactions contemplated by this Plan will not, violate Achievement Funds' Master Trust Agreement or By-Laws or any Material Agreement. Except for the approval of Target Fund shareholders, Achievement Funds does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

                (d) Each Target Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and qualifies and shall continue to qualify as a regulated investment company for its taxable year ending upon its liquidation.

                (e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration
Statement is distributed to shareholders, at the time of the Target Fund shareholder meetings for the Reorganizations and at the Effective Time of each Reorganization, insofar as they relate to Achievement Funds and each Target Fund shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

                (f) Achievement Funds has duly authorized and validly issued all of the issued and outstanding shares of each Target Fund and all of the shares are validly outstanding, fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any Target Fund shares, nor are there any securities convertible into Target Fund shares.

                (g) Each Target Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws. Each Target Fund is in compliance in all materials respects with the investment policies and restrictions applicable to it set forth in the Form N-1A Registration Statement currently in effect. The value of the net assets of each Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Target Fund and all purchases and redemptions of Target Fund shares have been effected at the net asset value per share calculated in such a manner.

                (h) Achievement Funds shall operate the business of each Target Fund in the ordinary course between the date hereof and the Effective Time of the Fund's Reorganization, it being agreed that such ordinary course of business will include the transactions described in Subsection 3(c), the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable by mutual agreement of Achievement Funds and Wells Fargo Funds in anticipation of the Fund's Reorganization.

                (i) At a Target Fund's Effective Time, the relevant Target Fund will have good and marketable title to the Target Fund's Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

                (j) The Target Financial Statements, copies of which have been previously delivered to Wells Fargo Funds, fairly present the financial position of each Target Fund as of the Fund's most recent fiscal year-end and the results of the Fund's operations and changes in the Fund's net Assets for the periods indicated. The Target Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

                (k) To the Knowledge of Achievement Funds, no Target Fund has any Liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the Target Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of the Assets List required by Section 3(c) of this Plan.

                (l) Achievement Funds does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Achievement Funds or any Target Fund or its Assets or businesses. Achievement Funds does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Achievement Funds or any Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all customary performance disclosures have been made. Neither Achievement Funds nor any Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by the Plan.

                (m) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, Achievement Funds is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of any Target Fund.

                (n) Achievement Funds has filed the federal income tax returns of each Target Fund for all taxable years to and including the Fund's most recent taxable year (unless a valid extension for filing has been properly submitted as to any such taxable year), and has paid all taxes payable pursuant to such returns. To the Knowledge of Achievement Funds, no such return is currently under audit and no assessment has been asserted with respect to such returns. Achievement Funds will file the federal income tax returns of each Target Fund for its next taxable year (and for any previous taxable year that is subject to a valid extension) on or before their due date, as the same may be properly extended.

                (o) Since the date of the Target Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of any Target Fund. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

                6. Certain Representations, Warranties and Agreements of Wells Fargo Funds. Wells Fargo Funds, on behalf of itself, and, as appropriate, the Acquiring Funds, represents and warrants to, and agrees with Achievement Funds as follows:

                (a) Wells Fargo Funds is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of Trustees of Wells Fargo Funds duly established and designated each Acquiring Fund as a series of Wells Fargo Funds and each Acquiring Class as a class of the Acquiring Fund. Wells Fargo Funds is registered with the SEC as an open-end management investment company under the 1940 Act.

                (b) Wells Fargo Funds has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

                (c) The  Board  of  Trustees  of  Wells  Fargo  Funds  has  duly authorized execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Wells Fargo Funds have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust of Wells Fargo Funds or any Material Agreement. Wells Fargo Funds does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

                (d) Each Acquiring Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since commencement of its operations and qualifies and shall continue to qualify as a regulated investment company for its current taxable year.

                (e) The N-14 Registration Statement, when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target Fund shareholder meetings for the Reorganizations and at the Effective Time of each Reorganization, insofar as it relates to Wells Fargo Funds, the Acquiring Funds or the Acquiring Classes: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances in which they were made.

                (f) Wells Fargo Funds shall duly authorize the Acquiring Fund shares to be issued and delivered to each Corresponding Target Fund as of the Target Fund's Effective Time. When issued and delivered, the Acquiring Fund shares shall have been registered for sale under the Securities Act of 1933 and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of any Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

                (g) Each Acquiring Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws. Each Acquiring Fund is in compliance in all materials respects with the investment policies and restrictions applicable to it set forth in the Form N-1A Registration Statement currently in effect. The value of the net assets of each Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquiring Fund and all purchases and redemptions of Acquiring Fund shares have been effected at the net asset value per share calculated in such a manner.

                (h) Wells Fargo Funds does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Wells Fargo Funds or any Acquiring Fund or its Assets or businesses. There are no facts that Wells Fargo Funds currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Wells Fargo Funds or any Acquiring Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all customary performance disclosures have been made. Neither Wells Fargo Funds nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by this Plan.

                (i) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, Wells Fargo Funds is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of any Acquiring Fund.

                (j) Wells Fargo Funds has filed the federal income tax returns of each Acquiring Fund for all taxable years to and including the Fund's most recent taxable year, and has paid all taxes payable pursuant to such returns. To the Knowledge of Wells Fargo Funds, no such return is currently under audit and no assessment has been asserted with respect to any such return. Wells Fargo Funds shall file the federal income tax returns of each Acquiring Fund for the Fund's current taxable year on or before their due date, as the same may be properly extended.

                (k) Since the date of the Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of any Acquiring Fund. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

                (l) The Acquiring Fund Financial Statements, copies of which have been previously delivered to Achievement Funds, fairly present the financial position of each Acquiring Fund as of the Fund's most recent fiscal year-end and the results of the Fund's operations and changes in the Fund's net assets for the periods indicated. The Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

                (m) To the Knowledge of Wells Fargo Funds, no Acquiring Fund has any Liabilities, whether or not determined or determinable, other than Liabilities disclosed or provided for in the Acquiring Fund Financial Statements or Liabilities incurred in the ordinary course of business.

                (n) Wells Fargo Funds shall operate the business of each Acquiring Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

         7. Conditions to Achievement Funds Obligations. The obligations of Achievement Funds with respect to each Reorganization shall be subject to the following conditions precedent:

                (a) The shareholders of the Target Fund to which the Reorganization relates shall have approved the Reorganization in the manner required by the Master Trust Agreement of Achievement Funds and applicable law. If that Target Fund's shareholders fail to approve the Reorganization, that failure shall release Achievement Funds of its obligations under this Plan only with respect to that Reorganization and not any other Reorganization.

                (b) Wells Fargo Funds shall have duly executed and delivered the Acquiring Funds' Reorganization Documents to Achievement Funds.

                (c) All representations and warranties of Wells Fargo Funds made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Effective Time.

                (d) Wells Fargo Funds shall have delivered to Achievement Funds a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer, in a form reasonably satisfactory to Achievement Funds, stating that the representations and warranties of Wells Fargo Funds in this Plan that apply to the Reorganization are true and correct in all material respects at and as of the Valuation Time and that it has approved the Target Fund's Assets as being consistent with its investment objectives, policies and restrictions and that the Target Fund's Assets may otherwise be lawfully acquired by the Acquiring Fund.

                (e) Achievement Funds shall have received an opinion of Morrison & Foerster LLP, as counsel to Wells Fargo Funds, in form and substance reasonably satisfactory to Achievement Funds and dated as of the Closing Date, substantially to the effect that:

                      (1) Wells Fargo Funds is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

                      (2) the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Wells Fargo Funds, provided that the payments for transfer taxes by shareholders provided for in Section 4(b) of this Plan shall not be deemed to render the shares issued assessable;

                      (3) the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust of Wells Fargo Funds or any Material Agreement to which Wells Fargo Funds is a party or by which it is bound; and

                      (4) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Wells Fargo Funds of the Reorganization, or for the execution and delivery of Wells Fargo Funds' Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of Wells Fargo Funds.

                (f) Achievement Funds shall have received an opinion of Richards, Layton & Finger P.A., addressed to Achievement Funds and Wells Fargo Funds, in form and substance reasonably satisfactory to them and dated as of the Closing Date, substantially to the effect that this Plan has been duly authorized, executed and delivered by Wells Fargo Funds, and, assuming due authorization, execution and delivery of this Plan by Achievement Funds, represents a legal, valid and binding contract of Wells Fargo Funds and Achievement Funds, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material. In rendering such opinion, such counsel may (i) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (ii) limit such opinion to applicable state law, and (iii) rely on certificates of officers or trustees of Achievement Funds and Wells Fargo Funds.

                (g) Achievement Funds shall have received an opinion from Morrison & Foerster LLP, addressed to Achievement Funds and Wells Fargo Funds in form and substance reasonably satisfactory to them, and dated as of the Closing Date, with respect to the tax matters specified in Subsection 8(g).

                (h) Achievement Funds shall have received (i) a memorandum addressed to Achievement Funds and Wells Fargo Funds, in form and substance reasonably satisfactory to them, prepared by Morrison & Foerster LLP, or another person agreed to in writing by the parties, concerning compliance with each relevant state's securities laws in connection with Wells Fargo Funds' issuance of Acquiring Fund shares.

                (i) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and the SEC shall not have instituted or, to the Knowledge of Wells Fargo Funds, contemplated instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

                (j) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, the Reorganization.

                (k) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

                (l) Wells Fargo Funds shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

                (m) Achievement Funds shall have received from Wells Fargo Funds a duly executed instrument whereby the Acquiring Fund assumes all of the Liabilities of or attributable to the Target Fund.

                (n) Achievement Funds shall have received a letter dated as of the Closing Date from KPMG LLP addressed to Achievement Funds and Wells Fargo Funds in form and substance reasonably satisfactory to them to the effect that on the basis of limited procedures as agreed to by Achievement Funds and Wells Fargo Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards):

                      (1) nothing came to their attention that caused them to believe that the relevant unaudited pro forma financial statements included in the N-14 Registration Statement do not comply as to form in all material respects with the applicable accounting requirements of Rule 11-02 of Regulation S-X or that the relevant pro forma adjustments have not properly been applied to the historical amounts in the compilation of those amounts;

                      (2) the data used in the calculation of the current and pro forma expense ratios of the Target Fund and the Acquiring Fund appearing in the N-14 Registration Statement, including the proxy materials, agree with the underlying accounting records of the Target Fund and the Acquiring Fund, as appropriate, or with written estimates provided by officers of Achievement Funds or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters; and

                      (3) the information relating to the Acquiring Fund and the Target Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars has been obtained from the accounting records of the Acquiring Fund or the Target Fund, as appropriate, or from schedules prepared by officers of Achievement Funds or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

                (o) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

                (p) The parties shall have received any necessary order of the SEC providing them with any necessary relief from the 1940 Act to permit the Reorganization.

         8. Conditions to Wells Fargo Funds Obligations. The obligations of Wells Fargo Funds with respect to each Reorganization shall be subject to the following conditions precedent:

                (a) The shareholders of the Target Fund to which the Reorganization relates shall have approved the Reorganization in the manner required by the Master Trust Agreement of Achievement Funds and applicable law. If that Target Fund's shareholders fail to approve the Reorganization, that failure shall release Wells Fargo Funds of its obligations under this Plan only with respect to that Reorganization, and not any other Reorganization.

                (b) Achievement Funds shall have duly executed and delivered the Target Fund Reorganization Documents to Wells Fargo Funds.

                (c) All representations and warranties of Achievement Funds made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.

                (d) Achievement Funds shall have delivered to Wells Fargo Funds a certificate dated as of the Closing Date and executed in its name by its Treasurer or Secretary, in a form reasonably satisfactory to Wells Fargo Funds, stating that the representations and warranties of Achievement Funds in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time.

                (e) Wells Fargo Funds shall have received an opinion of Ballard Spahr Andrews & Ingersoll, LLP, as counsel to Achievement Funds, in form and substance reasonably satisfactory to Wells Fargo Funds and dated as of the Closing Date, substantially to the effect that:

                      (1) Achievement Funds is a business trust duly created, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and is an open-end, management investment company registered under the 1940 Act;

                      (2) this Plan has been duly authorized, executed and delivered by Achievement Funds;

                      (3) the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Master Trust Agreement or By-Laws of Achievement Funds or any Material
         Agreement to which Achievement Funds is a party or by which it is bound; and

                      (4) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Achievement Funds of the Reorganization, or the execution and delivery of the Achievement Funds Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Target Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of Achievement Funds.

                (f) Wells Fargo Funds shall have received an opinion from Richard, Layton & Finger P.A., addressed to Achievement Funds and Wells Fargo Funds in form and substance reasonably satisfactory to them and dated as of the closing date, with respect to the matters set forth in subsection 7(f).

                (g) Wells Fargo Funds shall have received an opinion of Morrison & Foerster LLP, addressed to Achievement Funds and Wells Fargo Funds in form and substance reasonably satisfactory to them, based upon representations made in certificates provided by Achievement Funds and Wells Fargo Funds, their affiliates and/or principal shareholders and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes:

(1) The Reorganization will constitute a "reorganization" within the meaning of Section 368(a). Each Acquiring Fund and the corresponding Target Fund will be a "party to a reorganization." Section 368(b).

(2) Each Target Fund's shareholders will recognize no gain or loss on their receipt of voting shares of the corresponding Acquiring Fund in exchange for their voting shares of the Target Fund pursuant to the Reorganization. Section 354(a)(1).

(3) No Target Fund will recognize gain or loss on the transfer of all of its assets to the corresponding Acquiring Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of certain Target Fund liabilities pursuant to the Reorganization. Sections 357(a) and 361(a).

(4) No Target Fund will recognize gain or loss on its distribution of voting shares of the corresponding Acquiring Fund to its shareholders pursuant to the liquidation of the Target Fund. Section 361(c).

(5) No Acquiring Fund will recognize gain or loss on its acquisition of all of the assets of the corresponding Target Fund solely in exchange for voting shares of such Acquiring Fund and the assumption by such Acquiring Fund of the Target Fund's liabilities. Section 1032(a).

(6) The basis of each of the voting shares of an Acquiring Fund received by the corresponding Target Fund's shareholders pursuant to the Reorganization will equal the basis of the voting shares of the Target Fund surrendered in exchange therefor. Section 358(a)(1).

(7) The holding period of the voting shares of an Acquiring Fund received by the corresponding Target Fund's shareholders pursuant to the Reorganization will include the period that the shareholders held the voting shares of the Target Fund exchanged therefor, provided that the shareholders held such shares as a capital asset on the date of the Reorganization. Section 1223(1).

(8) Each Acquiring Fund's basis in the assets of the corresponding Target Fund received pursuant to the Reorganization will equal the Target Fund's basis in the assets immediately before the Reorganization.
         Section 362(b).

(9) Each Acquiring Fund's holding period in the Target Fund assets received pursuant to the Reorganization will include the period during which the corresponding Target Fund held the assets. Section 1223(2).

(10) Each Acquiring Fund will succeed to and take into account the items of the corresponding Target Fund described in Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the corresponding Target Fund as of the date of the Reorganization. Each Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 and applicable regulations thereunder.

                (h) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and no stop order suspending the effectiveness of the N-14 Registration Statement shall have been instituted or, to the Knowledge of Wells Fargo Funds, contemplated by the SEC.

                (i) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

                (j) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

                (k) Achievement Funds shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

                (l) Achievement Funds shall have taken all steps required to terminate any agreements with its service providers and shall have discharged any and all payment obligations under such agreements.

                (m) Wells Fargo Funds shall have received a letter from KPMG LLP addressed to Achievement Funds and Wells Fargo Funds as described in Subsection 7(n).

                (n) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Target Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the Target Fund shareholders substantially all investment company taxable income of or attributable to the Target Fund earned prior to the Closing Date and substantially all net capital gain of or attributable to the Target Fund realized prior to such date.

                (o) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

                (p) The parties shall have  received any necessary  order of the
SEC   providing   them  with  any  relief  from  the  1940  Act  to  permit  the
Reorganization.

         9. Survival of Representations and Warranties. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

         10. Termination of Plan. A majority of a party's Board of Trustees may terminate this Plan with respect to any Acquiring Fund or Target Fund, as appropriate if: (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied on the Closing Date; (ii) it becomes reasonably apparent to the party's Board of Trustees that the other party will not be able to satisfy such conditions precedent on the Closing Date; or (iii) the party's Board of Trustees determines that the consummation of the applicable Reorganization is not in the best interests of shareholders and gives notice to the other party. The termination of this Plan with respect to an Acquiring Fund and its Corresponding Target Fund shall not affect the survival of the Plan with respect to any other Acquiring Fund or Target Fund.

         11. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

         12. Finders Fees. Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Plan.

         13. Amendments. The parties may, by agreement in writing authorized by their respective Boards of Trustees, amend this Plan with respect to any Reorganization at any time before or after the Target Fund's shareholders approve the Reorganization. However, after a Target Fund's shareholders approve a Reorganization, the parties may not amend this Plan in a manner that materially adversely affects the interests of the Target Fund's shareholders with respect to that Reorganization. This Section shall not preclude the parties from changing the Closing Date or the Effective Time of a Reorganization by mutual agreement.

         14. Waivers. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

         15. Indemnification of Trustees. Wells Fargo Funds shall indemnify, defend and hold harmless Achievement Funds, its officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of Achievement Funds, its officers, trustees, employees or agents, arising out of or based on (i) any material breach by Wells Fargo Funds of any of its representations, warranties or agreements set forth in this Agreement, or (ii) any untrue statement or alleged untrue statement of a material fact contained in any registration statement on Form N-1A or Form N-14 for Wells Fargo Funds that is used in connection with the Reorganization. Wells Fargo Funds also agrees that it will assume all liabilities and obligations of Achievement Funds relating to any obligation of Achievement Funds to indemnify its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and Achievement Funds' Master Trust Agreement, as in effect as of the date of this Plan. Wells Fargo Funds also agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under the Achievement Funds Master Trust Agreement as in effect as of the date of this Plan shall survive the Reorganizations and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Wells Fargo Funds, its successors and assigns.

         16. Cooperation and Further Assurances. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of obligations under this Plan and the consummation of the Reorganizations as the other shall deem necessary, advisable or appropriate.

         17. Updating of N-14 Registration Statement. If at any time prior to the Effective Time of a Reorganization a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in the N-14 Registration Statement, as appropriate, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

         18. Limitation on Liabilities. The obligations of Achievement Funds, Wells Fargo Funds and each Fund shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of Achievement Funds or Wells Fargo Funds personally, but shall bind only the Assets and property of the Acquiring Funds and Target Funds. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Funds or Target Funds, as appropriate.

         19. Termination of Achievement Funds. If the parties complete every Reorganization, Achievement Funds shall terminate its registration under the 1940 Act and terminate its existence as a Massachusetts business trust.

         20. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

                  For Achievement Funds:

                           Robert Nesher, President
                           The Achievement Funds Trust
                           One Freedom Valley Drive
                           Oaks, Pennsylvania 19456

                  With a copy to:

                           Thomas H. Duncan, Esq.
                           Ballard Spahr Andrews & Ingersoll, LLP
                           1225 17th Street, Suite 2300
                           Denver, CO 80202

                  For Wells Fargo Funds:

                           Michael J. Hogan, President
                           Wells Fargo Funds Trust
                           525 Market Street, 12th Floor
                           San Francisco, CA 94105

                  With a copy to:

                           C. David Messman, Secretary
                           Wells Fargo Funds Trust
                           525 Market Street, 12th Floor
                           San Francisco, CA 94105

         21. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.



                                                     WELLS FARGO FUNDS TRUST

ATTEST:

/s/________________________                By:    /s/___________________________
Name:  C. David Messman                              Name:     Michael J. Hogan
Title: Secretary                                     Title:    President


                           THE ACHIEVEMENT FUNDS TRUST

ATTEST:


/s/__________________________             By:    /s/____________________________
Name:  William E. Zitelli, Jr.                        Name:  Robert Nesher
Title: Secretary                                      Title:    President

                                       A-1

                                   SCHEDULE A


I.   Corresponding Classes Table:
--------------------------------

-------------------------------------------------------------- -----------------------------------------------------------
                Corresponding Target Classes                                     Acquiring Fund Classes
                                                               -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
         Equity Fund                                                    Growth  Fund
                  Class A                                                          Class A
                  Class B                                                          Class B
                  Institutional Class                                              Class I

-------------------------------------------------------------- -----------------------------------------------------------
                                                               -----------------------------------------------------------
         Balanced Fund                                                  Asset Allocation Fund
                  Class A                                                          Class A
                  Class B                                                          Class B
                  Institutional Class                                              Class I

-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
         Municipal Bond Fund                                            National Tax-Free Fund
                  Class A                                                          Class A
                  Class B                                                          Class B
                  Institutional Class                                              Class I

-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
         Idaho Municipal Bond Fund                                      National Tax-Free Fund
                  Class A                                                          Class A
                  Class B                                                          Class B
                  Institutional Class                                              Class I

-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
         Intermediate Term Bond Fund                                    Income Fund
                  Class A                                                          Class A
                  Institutional Class                                              Class I

-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
         Short Term Bond Fund                                           Stable Income Fund
                  Class A                                                          Class A
                  Institutional Class                                              Class I

-------------------------------------------------------------- -----------------------------------------------------------


                                   SCHEDULE B

                               MATERIAL AGREEMENTS

The following agreements shall be Material Agreements for Achievement Funds:

Investment Advisory Agreement between First Security Investment Management, Inc. and The FSB Funds (now known as "The Achievement
Funds Trust") dated February 1, 1989.

First Amendment to Investment Advisory Agreement between First Security Investment Management, Inc. and The Achievement Funds Trust
dated December 17, 1994.

Second Amendment to Investment Advisory Agreement between First Security Investment Management, Inc. and The Achievement Funds Trust
dated November 1, 1996.

Distribution Agreement between SEI Investments Distribution Co. and The Achievement Funds Trust dated December 27, 1994.

Custodian Agreement between Core States Bank, N.A. (now known as First Union National Bank) and The Achievement Funds Trust dated
December 27, 1994.

Administration  Agreement between SEI Investments  Mutual Funds Services and The Achievement Funds Trust dated December 27, 1994.

Transfer Agency Agreement between Supervised Service Company, Inc. and The Achievement Funds Trust dated December 27, 1994.
The rights and obligations of Supervised Service Company, Inc. under the Transfer Agency Agreement were assigned to DST Systems,
Inc.

The following agreements shall be Material Agreements for Wells Fargo Funds:

Investment Advisory Contract between Wells Fargo Bank, N.A. ("Wells Fargo Bank") and Wells Fargo Funds, dated November 8, 1999.

Sub-Advisory  Contract between  Barclays Global Fund Advisors,  Wells Fargo Bank and Wells Fargo Funds, dated November 8, 1999.

Sub-Advisory Contract between Galliard Capital Management, Inc., Wells Fargo Bank and Wells Fargo Funds, dated November 8, 1999.

Sub-Advisory  Contract  between Wells Capital  Management,  Incorporated,  Wells Fargo Bank and Wells Fargo Funds, dated November
8, 1999.

Distribution Agreement between Stephens, Inc. and Wells Fargo Funds, dated November 8, 1999.

Custody Agreement between Barclays Global Investors, N.A. and Wells Fargo Funds, dated  November 8, 1999.

Custody Agreement between Norwest Bank Minnesota, N.A. and Wells Fargo Funds, dated November 8, 1999.

Administration  Agreement  between  Wells Fargo Bank and Wells Fargo Funds dated November 8, 1999.

Fund Accounting Agreement between Forum Accounting Services, LLC and Wells Fargo Funds, dated November 8, 1999.

Transfer Agency and Service Agreement between Boston Financial Data Services, Inc. and Wells Fargo Funds, dated November 8, 1999.

Shareholder  Servicing  Agreement  approved by the Board of Wells Fargo Funds on March 26, 1999.

Fee and Expense  Agreement between Wells Fargo Funds and Wells Fargo Bank, datedJuly 25, 2000.


                                  EXHIBIT (12)

                        [MORRISON & FOERSTER LETTERHEAD]

                                                              February 23, 2001
Wells Fargo Funds Trust
P.O. Box 7066
San Francisco, California 94120-7066

The Achievement Funds Trust
One Freedom Valley Drive
Oaks, Pennsylvania 19456

         Re: Wells Fargo Funds Trust and The Achievement Funds Trust Reorganizations

Ladies and Gentlemen:

         This opinion is being delivered to you pursuant to Sections 7(g) and 8(g) of that certain Agreement and Plan of Reorganization, dated as of November 15, 2000 (the "Agreement"),1 by The Achievement Funds Trust, a Massachusetts business trust ("Achievement Funds"), for itself and on behalf of its series set forth in the Agreement (each, an "Acquired Fund," and, collectively, the "Acquired Funds"), and Wells Fargo Funds Trust, a Delaware business trust ("Wells Fargo Funds"), for itself and on behalf of certain of its series set forth in the Agreement (each, an "Acquiring Fund," and, collectively, the "Acquiring Funds"). Unless otherwise indicated, capitalized terms not defined herein shall have the meanings ascribed to them (or defined by reference) in the certificates delivered to us for purposes of rendering this opinion by Achievement Funds, for itself and on behalf of the Acquired Funds, and Wells Fargo Funds, for itself and on behalf of the Acquiring Funds (the "Certificates of Representations").

         Pursuant to the Agreement, each Acquiring Fund shall acquire all of the assets and assume the liabilities of the corresponding Acquired Fund (each, a "Reorganization," and, collectively, the "Reorganizations"). The Reorganizations are further described in the combined proxy statement/prospectus (the "Proxy/Prospectus"), and the appendices thereto, of Achievement Funds and Wells Fargo Funds, as filed on Form N-14 with the SEC on or about December 29, 2000 (Registration No. 333-49224).

 1 References contained herein to the "Agreement" include, unless the context otherwise requires, each document attached as an exhibit or annex thereto.

         We have acted as counsel to Wells Fargo Funds in connection with the Reorganizations. As such, and for purposes of rendering this opinion, we have examined and are familiar with the Agreement, the Proxy/Prospectus and such other presently existing documents, records and matters of law as we have deemed necessary or appropriate in connection with rendering this opinion. In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories.

         In addition, we have assumed (i) that the Reorganizations will be consummated in accordance with the provisions of the Agreement and as described in the Proxy/Prospectus, (ii) the truth and accuracy, as of the date of the Agreement and the date hereof, of the representations and warranties made by the parties to the Agreement, (iii) the truth and accuracy of the representations made to us by Achievement Funds and Wells Fargo Funds in the Certificates of Representations, and (iv) that any representation made "to the knowledge" or similarly qualified is correct without such qualification.

         The opinion expressed herein is based upon the Code, Treasury Regulations promulgated thereunder, rulings and other pronouncements of the Internal Revenue Service (the "IRS") currently in effect, and judicial decisions, all of which are subject to change, prospectively or retroactively. No assurance can be given that such changes will not take place, or that such changes would not affect the conclusion expressed herein. Furthermore, our opinion represents only our best judgment of how a court would conclude if presented with the issues addressed herein and is not binding upon either the IRS or any court. Thus, no assurance can be given that a position taken in reliance on our opinion will not be challenged by the IRS or will be sustained by a court.

         Our opinion relates solely to the tax consequences of the Reorganizations under the federal income tax laws of the United States, and we express no opinion (and no opinion should be inferred) regarding the tax consequences of the Reorganizations under the laws of any other jurisdiction. This opinion addresses only the specific issues set forth below, and does not address any other tax consequences that may result from the Reorganizations or any other transaction (including any transaction undertaken in connection with the Reorganizations).

         No  opinion  is  expressed  as  to  any  transaction   other  than  the
Reorganizations as effected by the Agreement or as to any transaction whatsoever, including the Reorganizations, if all of the transactions described in the Agreement are not consummated in accordance with the terms of the Agreement and without waiver or breach of any material provision thereof, or if all the representation, warranties, statements and assumptions upon which we rely are not true and accurate at all relevant times. In the event any one of the statements, representations, warranties or assumptions upon which we rely to issue this opinion is incorrect, our opinion might be adversely affected and may not be relied upon. We have not independently investigated or verified the validity of any representations made in connection with the Reorganizations or this opinion upon which we have relied in rendering this opinion. We also note that the tax consequences addressed herein may depend upon the actual occurrence of events in the future, which events may or may not be consistent with such representations. To the extent the facts differ from those relied on and assumed herein, our opinion should not be relied upon.

         This opinion may not be applicable to certain classes of each Acquired Fund's shareholders, including securities dealers and foreign persons.

         Based upon and subject to the foregoing, we are of the opinion that:

         (1) Each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each Acquiring Fund and the corresponding Acquired Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, in respect of each Reorganization.

         (2) An Acquired Fund's shareholders will recognize no gain or loss on their receipt of voting shares of the corresponding Acquiring Fund in exchange for their voting shares of the Acquired Fund pursuant to a Reorganization. (Code
Section 354(a)(1).)

         (3) An Acquired Fund will not recognize gain or loss on the transfer of all of its assets to the corresponding Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain liabilities of the Acquired Fund pursuant to a Reorganization. (Code Sections 357(a) and 361(a).)

         (4)  An  Acquired  Fund  will  not  recognize   gain  or  loss  on  its
distribution of voting shares of the corresponding Acquiring Fund to the Acquired Fund's shareholders pursuant to the liquidation of the Acquired Fund. (Code Section 361(c).)

         (5) No Acquiring Fund will recognize gain or loss on its acquisition of all of the assets of the corresponding Acquired Fund solely in exchange for voting shares of such Acquiring Fund and the assumption by such Acquiring Fund of the Acquired Fund's liabilities pursuant to a Reorganization. (Code Section 1032(a).)

         (6) The basis of each of the voting shares of an Acquiring Fund received by the corresponding Acquired Fund's shareholders pursuant to a Reorganization will equal the basis of the voting shares of the Acquired Fund surrendered in exchange therefor. (Code Section 358(a)(1).)

         (7) The holding period of the voting shares of an Acquiring Fund received by the corresponding Acquired Fund's shareholders pursuant to a Reorganization will include the period that the shareholders held the voting shares of the Acquired Fund exchanged therefor, provided that the shareholders held such shares as a capital asset on the date of the Reorganizations. (Code
Section 1223(1).)

         (8) An Acquiring Fund's basis in the assets of the corresponding Acquired Fund received pursuant to a Reorganization will equal the Acquired Fund's basis in the assets immediately before such Reorganization. (Code Section 362(b).)

         (9) An Acquiring Fund's holding period in the corresponding Acquired Fund's assets received pursuant to a Reorganization will include the period during which the Acquired Fund held such assets. (Code Section 1223(2).)

         (10) An Acquiring Fund will succeed to and take into account the items of the corresponding Acquired Fund described in Section 381(c) of the Code, including the earnings and profits, or deficit in earnings and profits, of the corresponding Acquired Fund as of the date of the Reorganizations. Each Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and applicable Treasury Regulations promulgated thereunder.

         This opinion is intended solely for your benefit and for the benefit of each Acquiring Fund, each Acquired Fund and their respective shareholders; it may not be relied upon for any other purpose or by any other person or entity, and may not be made available to any other person or entity without our prior written consent.

                                Very truly yours,

                           /s/ Morrison & Foerster LLP

                             MORRISON & FOERSTER LLP